Change in Fiscal Year End (Tables)	12 Months Ended
Dec. 28, 2014
Change in Fiscal Year End [Abstract]
Condensed Income Statement
and Subsidiaries
Condensed Consolidated Statements of Operations

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	December 23, 2012
	(29 Weeks)	(6 Weeks)	(34 Weeks)
			(Unaudited)
	(In millions)
Sales	$6,240	$1,113	$7,438
Gross profit	$1,652	$383	$2,692
(Benefit from)/provision for income taxes	$(232)	$61	$143
(Loss)/income from continuing operations	$(66)	$(191)	$769
Loss from discontinued operations, net of tax	$(6)	$(1)	$(36)
Net (loss)/income attributable to H. J. Heinz Holding Corporation	$(77)	$(195)	$722